Long-Term Investments (Details) - USD ($)			12 Months Ended
	Feb. 03, 2021	Apr. 03, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Equity investments description			The carrying amount of investments without readily determinable fair values was USD806,317 (RMB 5.21 million) and USD510,405 (RMB 3.61 million) as of June 30, 2021 and 2020, respectively. No downward adjustments (including impairment charges) or upward adjustments was recognized on equity investments without readily determinable fair value for the years ended June 30, 2021, 2020 and 2019.
Equity method investment description	On February 3, 2021, the Company purchased a 35% equity interest of Shier at a cash consideration of $83,228 (RMB 0.54 million).	the Company purchased a 30% equity interest of EMIT at nil consideration with a committed to invest $445,454.14 (RMB 3.00 million) in total within 20 years. During the years ended June 30, 2021 and 2020, the Company made capital contribution to EMIT of nil and $143,299 (RMB 1.00 million), respectively.	The carrying amount of the Company’s equity method investments were USD208,467 and USD169,726 as of June 30, 2021 and 2020, respectively.
Net Income (Loss)			$ 44,121	$ 207,363	$ 145,329